Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Change in Goodwill
22.

GOODWILL
The change in goodwill for the year ended December 31 was due to the following:
millions of dollars

2023 2022
Balance, January 1 $

6,012 $

5,696
Change in FX rate (141)

389
GBPC impairment charge -

(73)
Balance, December 31 $

5,871 $

6,012